Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated February 17, 2022 to the
Prospectus, dated December 29, 2021
Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectus is revised as follows:
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.45%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver[2]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver	0.00%
[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.00% as an annual percentage rate of average daily net assets of the Fund through at least February 17, 2023, after which a portion of its management fee will be waived in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Expense Example” section of the Prospectus:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangements for their specified terms). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$0	$85

Goldman Sachs Access Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated February 17, 2022 to the
Prospectus, dated December 29, 2021
Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectus is revised as follows:
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.45%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver[2]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver	0.00%
[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.00% as an annual percentage rate of average daily net assets of the Fund through at least February 17, 2023, after which a portion of its management fee will be waived in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Expense Example” section of the Prospectus:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangements for their specified terms). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$0	$85

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 17, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangements for their specified terms). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs Access Emerging Markets USD Bond ETF | Goldman Sachs Access Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	$ 85

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.00% as an annual percentage rate of average daily net assets of the Fund through at least February 17, 2023, after which a portion of its management fee will be waived in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.